ORGANIZATION AND NATURE OF OPERATIONS	6 Months Ended	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2014
ORGANIZATION AND NATURE OF OPERATIONS:
ORGANIZATION AND NATURE OF OPERATIONS

1.            ORGANIZATION AND NATURE OF OPERATIONS

Revenue.com Corporation (the “Company”) was incorporated in the State of Nevada pursuant to NRS Chapter 78 on March 14, 2014. The address of the Company’s corporate office and its principal place of business is 137 Bay Street, #7, Santa Monica, CA, 90405.

The Company began operations on March 14, 2014 and its principal business activity was the acquisition of companies engaged in advertising technology and related businesses. On December 16, 2014, the Company acquired Virurl, Inc., as further described in Note 8 – Subsequent Events. As a result of the completion of the acquisition, the Company now owns and operates the online advertising platform, Revenue.com (www.revenue.com), which specializes in native advertising: brand content served within publisher editorial streams, matched to the look and feel of each publication, which is fully integrated and consumed on the publisher site.

For the period from incorporation on March 14, 2014 to September 30, 2014, the Company incurred a net loss of $68,135. As of September 30, 2014, the Company had an accumulated deficit of $68,135, which has been funded by the issuance of debt and equity.

Basis of Presentation

Note 1 - Basis of Presentation

The accompanying unaudited interim financial statements of VIRURL, Inc. (the “Company”) have been prepared in accordance with generally accepted accounting principles in the United States (“GAAP”), pursuant to the rules and regulations of the Securities and Exchange Commission, and are unaudited.  Accordingly, they do not include all the information and footnotes required by GAAP for complete financial statements.  In the opinion of management, all adjustments (which include only normal recurring adjustments) necessary for a fair presentation of the results for the interim periods presented have been made.  The results for the nine months ended September 30, 2014, may not be indicative of the results for the entire year.  These financial statements should be read in conjunction with the Company’s audited financial statements for the fiscal year ended December 31, 2013, and the accompanying notes thereto included elsewhere in this registration statement.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ materially from these estimates.